Accounts Receivable - Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	0.78%	0.63%
Gross carrying amount	$ 13,644,371	$ 17,346,035
Expected credit loss	$ 106,475	$ 109,651	$ 123,632
Current to 6 months past due [Member]
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	0.22%	0.02%
Gross carrying amount	$ 13,219,385	$ 16,889,341
Expected credit loss	$ 28,796	$ 3,606
6 months to 12 months past due [Member]
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	7.19%	2.33%
Gross carrying amount	$ 333,152	$ 281,919
Expected credit loss	$ 23,964	$ 6,567
Over 12 months past due [Member]
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	58.49%	56.92%
Gross carrying amount	$ 91,834	$ 174,775
Expected credit loss	$ 53,715	$ 99,478